First Quarter Report
May 31, 2023 (Unaudited)
Columbia Large Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 8.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	597,358	9,396,441
Verizon Communications, Inc.	351,969	12,540,656
Total		21,937,097
Entertainment 1.4%
Activision Blizzard, Inc.(a)	59,685	4,786,737
Electronic Arts, Inc.	21,832	2,794,496
Live Nation Entertainment, Inc.(a)	11,947	955,043
Netflix, Inc.(a)	37,322	14,750,774
Take-Two Interactive Software, Inc.(a)	13,288	1,830,156
Walt Disney Co. (The)(a)	153,094	13,466,148
Warner Bros Discovery, Inc.(a)	185,194	2,088,989
Total		40,672,343
Interactive Media & Services 5.6%
Alphabet, Inc., Class A(a)	499,139	61,329,209
Alphabet, Inc., Class C(a)	435,126	53,681,495
Match Group, Inc.(a)	23,407	807,541
Meta Platforms, Inc., Class A(a)	186,529	49,377,957
Total		165,196,202
Media 0.8%
Charter Communications, Inc., Class A(a)	8,827	2,878,926
Comcast Corp., Class A	352,532	13,872,134
DISH Network Corp., Class A(a)	21,065	135,448
Fox Corp., Class A	24,883	776,349
Fox Corp., Class B	11,551	337,405
Interpublic Group of Companies, Inc. (The)	32,560	1,210,906
News Corp., Class A	32,044	586,726
News Corp., Class B	9,879	182,564
Omnicom Group, Inc.	16,988	1,498,172
Paramount Global, Class B	42,324	643,748
Total		22,122,378
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a)	49,637	6,812,678
Total Communication Services		256,740,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC(a)	22,707	2,000,033
BorgWarner, Inc.	19,621	869,799
Total		2,869,832
Automobiles 1.8%
Ford Motor Co.	328,122	3,937,464
General Motors Co.	116,877	3,787,983
Tesla, Inc.(a)	225,391	45,963,987
Total		53,689,434
Broadline Retail 3.1%
Amazon.com, Inc.(a)	747,126	90,088,453
eBay, Inc.	45,477	1,934,591
Etsy, Inc.(a)	10,533	853,700
Total		92,876,744
Distributors 0.1%
Genuine Parts Co.	11,813	1,759,310
LKQ Corp.	21,271	1,122,045
Pool Corp.	3,273	1,035,021
Total		3,916,376
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a)	3,251	8,156,011
Caesars Entertainment, Inc.(a)	17,982	737,442
Carnival Corp.(a)	83,983	943,129
Chipotle Mexican Grill, Inc.(a)	2,315	4,807,074
Darden Restaurants, Inc.	10,199	1,616,746
Domino’s Pizza, Inc.	2,967	859,985
Expedia Group, Inc.(a)	12,388	1,185,655
Hilton Worldwide Holdings, Inc.	22,330	3,039,560
Las Vegas Sands Corp.(a)	27,541	1,518,335
Marriott International, Inc., Class A	22,548	3,783,329
McDonald’s Corp.	61,380	17,500,052
MGM Resorts International	26,368	1,035,999
Norwegian Cruise Line Holdings Ltd.(a)	35,315	524,428
Royal Caribbean Cruises Ltd.(a)	18,396	1,489,524
Starbucks Corp.	96,316	9,404,294
2	Columbia Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	8,642	852,965
Yum! Brands, Inc.	23,465	3,019,711
Total		60,474,239
Household Durables 0.4%
D.R. Horton, Inc.	26,188	2,797,926
Garmin Ltd.	12,850	1,325,477
Lennar Corp., Class A	21,248	2,276,086
Mohawk Industries, Inc.(a)	4,419	406,725
Newell Brands, Inc.	31,542	262,114
NVR, Inc.(a)	254	1,410,772
PulteGroup, Inc.	18,906	1,249,308
Whirlpool Corp.	4,568	590,597
Total		10,319,005
Leisure Products 0.0%
Hasbro, Inc.	10,880	645,728
Specialty Retail 2.0%
Advance Auto Parts, Inc.	4,966	361,972
AutoZone, Inc.(a)	1,573	3,754,499
Bath & Body Works, Inc.	19,142	674,564
Best Buy Co., Inc.	16,503	1,199,273
CarMax, Inc.(a)	13,243	956,277
Home Depot, Inc. (The)	85,412	24,210,031
Lowe’s Companies, Inc.	50,677	10,192,665
O’Reilly Automotive, Inc.(a)	5,225	4,719,795
Ross Stores, Inc.	28,860	2,990,473
TJX Companies, Inc. (The)	96,836	7,436,037
Tractor Supply Co.	9,257	1,940,175
Ulta Beauty, Inc.(a)	4,264	1,747,515
Total		60,183,276
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	104,392	10,988,302
Ralph Lauren Corp.	3,444	366,131
Tapestry, Inc.	19,784	791,756
VF Corp.	27,686	476,753
Total		12,622,942
Total Consumer Discretionary		297,597,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.8%
Beverages 1.7%
Brown-Forman Corp., Class B	15,325	946,625
Coca-Cola Co. (The)	326,172	19,459,421
Constellation Brands, Inc., Class A	13,606	3,305,850
Keurig Dr. Pepper, Inc.	71,213	2,216,149
Molson Coors Beverage Co., Class B	15,755	974,447
Monster Beverage Corp.(a)	63,838	3,742,183
PepsiCo, Inc.	115,420	21,046,837
Total		51,691,512
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	37,186	19,022,870
Dollar General Corp.	18,737	3,767,823
Dollar Tree, Inc.(a)	17,424	2,350,149
Kroger Co. (The)	54,590	2,474,565
Sysco Corp.	42,539	2,975,603
Target Corp.	38,576	5,050,756
Walgreens Boots Alliance, Inc.	59,994	1,822,018
Walmart, Inc.	117,522	17,260,456
Total		54,724,240
Food Products 1.1%
Archer-Daniels-Midland Co.	45,847	3,239,091
Bunge Ltd.	12,554	1,163,003
Campbell Soup Co.	16,815	849,998
ConAgra Foods, Inc.	39,943	1,392,812
General Mills, Inc.	49,412	4,158,514
Hershey Co. (The)	12,317	3,198,725
Hormel Foods Corp.	24,270	928,328
JM Smucker Co. (The)	8,937	1,310,075
Kellogg Co.	21,451	1,432,283
Kraft Heinz Co. (The)	66,725	2,550,229
Lamb Weston Holdings, Inc.	12,057	1,340,738
McCormick & Co., Inc.	21,012	1,801,359
Mondelez International, Inc., Class A	114,251	8,387,166
Tyson Foods, Inc., Class A	23,936	1,212,119
Total		32,964,440

Columbia Large Cap Index Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Church & Dwight Co., Inc.	20,437	1,889,401
Clorox Co. (The)	10,352	1,637,479
Colgate-Palmolive Co.	69,995	5,206,228
Kimberly-Clark Corp.	28,285	3,798,110
Procter & Gamble Co. (The)	197,707	28,173,247
Total		40,704,465
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	19,416	3,573,127
Tobacco 0.6%
Altria Group, Inc.	149,636	6,646,831
Philip Morris International, Inc.	129,916	11,693,739
Total		18,340,570
Total Consumer Staples		201,998,354
Energy 4.1%
Energy Equipment & Services 0.3%
Baker Hughes Co.	84,307	2,297,366
Halliburton Co.	75,766	2,170,696
Schlumberger NV	119,018	5,097,541
Total		9,565,603
Oil, Gas & Consumable Fuels 3.8%
APA Corp.	26,944	856,280
Chevron Corp.	149,084	22,455,032
ConocoPhillips Co.	102,564	10,184,605
Coterra Energy, Inc.	66,077	1,536,290
Devon Energy Corp.	54,783	2,525,496
Diamondback Energy, Inc.	15,401	1,958,237
EOG Resources, Inc.	49,226	5,281,458
EQT Corp.	30,760	1,069,525
Exxon Mobil Corp.(b)	345,106	35,262,931
Hess Corp.	23,254	2,945,584
Kinder Morgan, Inc.	165,785	2,670,796
Marathon Oil Corp.	53,221	1,179,377
Marathon Petroleum Corp.	38,047	3,991,511
Occidental Petroleum Corp.	60,937	3,513,628
ONEOK, Inc.	37,457	2,122,314
Phillips 66	39,053	3,577,645
Pioneer Natural Resources Co.	19,912	3,971,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	18,971	1,290,977
Valero Energy Corp.	32,309	3,458,356
Williams Companies, Inc. (The)	102,074	2,925,441
Total		112,776,732
Total Energy		122,342,335
Financials 12.4%
Banks 3.0%
Bank of America Corp.	584,914	16,254,760
Citigroup, Inc.	162,317	7,193,889
Citizens Financial Group, Inc.	41,273	1,064,018
Comerica, Inc.	10,976	396,234
Fifth Third Bancorp	57,271	1,389,967
Huntington Bancshares, Inc.	120,935	1,246,840
JPMorgan Chase & Co.	245,815	33,359,554
KeyCorp	78,217	730,547
M&T Bank Corp.	14,187	1,690,523
PNC Financial Services Group, Inc. (The)	33,606	3,892,583
Regions Financial Corp.	78,273	1,351,775
Truist Financial Corp.	111,194	3,388,081
U.S. Bancorp	116,757	3,491,034
Wells Fargo & Co.	319,336	12,712,766
Zions Bancorp	12,539	342,189
Total		88,504,760
Capital Markets 2.7%
Ameriprise Financial, Inc.(c)	8,825	2,633,998
Bank of New York Mellon Corp. (The)	61,641	2,477,968
BlackRock, Inc.	12,550	8,252,253
Cboe Global Markets, Inc.	8,890	1,177,214
Charles Schwab Corp. (The)	127,828	6,735,257
CME Group, Inc.	30,147	5,388,776
FactSet Research Systems, Inc.	3,206	1,233,957
Franklin Resources, Inc.	23,901	573,863
Goldman Sachs Group, Inc. (The)	28,379	9,191,958
Intercontinental Exchange, Inc.	46,834	4,962,062
Invesco Ltd.	38,114	548,079
MarketAxess Holdings, Inc.	3,154	859,181
Moody’s Corp.	13,204	4,184,084
Morgan Stanley	109,490	8,951,902
MSCI, Inc.	6,701	3,153,022

4	Columbia Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nasdaq, Inc.	28,408	1,572,383
Northern Trust Corp.	17,467	1,256,227
Raymond James Financial, Inc.	16,243	1,467,555
S&P Global, Inc.	27,588	10,136,660
State Street Corp.	29,250	1,989,585
T. Rowe Price Group, Inc.	18,797	2,014,287
Total		78,760,271
Consumer Finance 0.5%
American Express Co.	49,893	7,911,034
Capital One Financial Corp.	31,955	3,330,031
Discover Financial Services	22,376	2,298,910
Synchrony Financial	36,625	1,133,910
Total		14,673,885
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B(a)	150,992	48,480,511
Fidelity National Information Services, Inc.	49,728	2,713,657
Fiserv, Inc.(a)	53,218	5,970,527
FleetCor Technologies, Inc.(a)	6,181	1,400,306
Global Payments, Inc.	22,047	2,153,772
Jack Henry & Associates, Inc.	6,117	935,228
MasterCard, Inc., Class A	70,707	25,809,469
PayPal Holdings, Inc.(a)	94,814	5,877,520
Visa, Inc., Class A	136,178	30,099,423
Total		123,440,413
Insurance 2.0%
Aflac, Inc.	46,921	3,012,797
Allstate Corp. (The)	22,041	2,390,346
American International Group, Inc.	62,265	3,289,460
Aon PLC, Class A	17,213	5,306,596
Arch Capital Group Ltd.(a)	30,997	2,160,491
Arthur J Gallagher & Co.	17,774	3,560,665
Assurant, Inc.	4,427	531,196
Brown & Brown, Inc.	19,699	1,227,839
Chubb Ltd.	34,783	6,462,681
Cincinnati Financial Corp.	13,173	1,271,195
Everest Re Group Ltd.	3,593	1,221,692
Globe Life, Inc.	7,581	782,208
Hartford Financial Services Group, Inc. (The)	26,407	1,809,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln National Corp.	12,905	269,973
Loews Corp.	16,346	915,376
Marsh & McLennan Companies, Inc.	41,483	7,184,026
MetLife, Inc.	55,233	2,736,795
Principal Financial Group, Inc.	19,070	1,248,322
Progressive Corp. (The)	49,017	6,269,764
Prudential Financial, Inc.	30,840	2,426,800
Travelers Companies, Inc. (The)	19,367	3,277,671
Willis Towers Watson PLC	8,947	1,958,051
WR Berkley Corp.	17,071	950,513
Total		60,263,865
Total Financials		365,643,194
Health Care 13.6%
Biotechnology 2.0%
AbbVie, Inc.	148,206	20,446,500
Amgen, Inc.	44,750	9,874,087
Biogen, Inc.(a)	12,068	3,577,076
Gilead Sciences, Inc.	104,504	8,040,538
Incyte Corp.(a)	15,509	954,579
Moderna, Inc.(a)	27,689	3,536,162
Regeneron Pharmaceuticals, Inc.(a)	9,010	6,627,395
Vertex Pharmaceuticals, Inc.(a)	21,545	6,971,316
Total		60,027,653
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	146,119	14,904,138
Align Technology, Inc.(a)	6,088	1,720,834
Baxter International, Inc.	42,294	1,722,212
Becton Dickinson & Co.	23,792	5,751,954
Boston Scientific Corp.(a)	120,034	6,179,350
Cooper Companies, Inc. (The)	4,136	1,536,648
Dentsply Sirona, Inc.	18,011	650,557
DexCom, Inc.(a)	32,383	3,797,231
Edwards Lifesciences Corp.(a)	51,813	4,364,209
GE HealthCare Technologies, Inc.	30,429	2,419,410
Hologic, Inc.(a)	20,662	1,630,025
IDEXX Laboratories, Inc.(a)	6,940	3,225,504
Insulet Corp.(a)	5,820	1,596,135
Intuitive Surgical, Inc.(a)	29,364	9,039,414
Medtronic PLC	111,475	9,225,671

Columbia Large Cap Index Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ResMed, Inc.	12,312	2,595,246
STERIS PLC	8,320	1,663,750
Stryker Corp.	28,255	7,786,513
Teleflex, Inc.	3,931	922,802
Zimmer Biomet Holdings, Inc.	17,587	2,239,529
Total		82,971,132
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	13,560	2,307,234
Cardinal Health, Inc.	21,591	1,776,939
Centene Corp.(a)	46,156	2,880,596
Cigna Group (The)	25,030	6,192,672
CVS Health Corp.	107,614	7,320,981
DaVita, Inc.(a)	4,606	431,444
Elevance Health, Inc.	20,015	8,963,117
HCA Healthcare, Inc.	17,770	4,694,656
Henry Schein, Inc.(a)	11,360	839,504
Humana, Inc.	10,473	5,256,085
Laboratory Corp. of America Holdings	7,425	1,578,035
McKesson Corp.	11,476	4,485,280
Molina Healthcare, Inc.(a)	4,894	1,340,467
Quest Diagnostics, Inc.	9,302	1,233,910
UnitedHealth Group, Inc.	78,303	38,152,354
Universal Health Services, Inc., Class B	5,377	710,463
Total		88,163,737
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	24,794	2,867,922
Bio-Rad Laboratories, Inc., Class A(a)	1,804	673,524
Bio-Techne Corp.	13,180	1,077,992
Charles River Laboratories International, Inc.(a)	4,264	824,572
Danaher Corp.	54,931	12,613,256
Illumina, Inc.(a)	13,182	2,592,240
IQVIA Holdings, Inc.(a)	15,562	3,064,314
Mettler-Toledo International, Inc.(a)	1,853	2,449,425
Revvity, Inc.	10,586	1,220,778
Thermo Fisher Scientific, Inc.	32,868	16,712,063
Waters Corp.(a)	4,979	1,250,824
West Pharmaceutical Services, Inc.	6,204	2,076,045
Total		47,422,955
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	178,182	11,482,048
Catalent, Inc.(a)	15,092	561,875
Eli Lilly & Co.	66,092	28,383,870
Johnson & Johnson	219,105	33,974,421
Merck & Co., Inc.	212,477	23,459,586
Organon & Co.	21,317	413,337
Pfizer, Inc.	470,420	17,885,368
Viatris, Inc.	101,628	929,896
Zoetis, Inc.	39,059	6,367,008
Total		123,457,409
Total Health Care		402,042,886
Industrials 8.1%
Aerospace & Defense 1.7%
Axon Enterprise, Inc.(a)	5,666	1,093,028
Boeing Co. (The)(a)	47,127	9,694,024
General Dynamics Corp.	18,859	3,850,631
Howmet Aerospace, Inc.	30,857	1,319,137
Huntington Ingalls Industries, Inc.	3,340	672,609
L3Harris Technologies, Inc.	15,957	2,807,155
Lockheed Martin Corp.	19,042	8,454,838
Northrop Grumman Corp.	12,057	5,250,703
Raytheon Technologies Corp.	122,770	11,312,028
Textron, Inc.	17,496	1,082,477
TransDigm Group, Inc.	4,347	3,363,057
Total		48,899,687
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	9,865	932,637
Expeditors International of Washington, Inc.	13,336	1,471,094
FedEx Corp.	19,460	4,241,891
United Parcel Service, Inc., Class B	61,162	10,214,054
Total		16,859,676
Building Products 0.4%
Allegion PLC	7,362	771,096
AO Smith Corp.	10,632	679,810
Carrier Global Corp.	69,909	2,859,278
Johnson Controls International PLC	57,593	3,438,302

6	Columbia Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	18,873	911,944
Trane Technologies PLC	19,197	3,133,526
Total		11,793,956
Commercial Services & Supplies 0.5%
Cintas Corp.	7,239	3,417,822
Copart, Inc.(a)	35,924	3,146,583
Republic Services, Inc.	17,213	2,437,877
Rollins, Inc.	19,397	762,690
Waste Management, Inc.	31,126	5,039,922
Total		14,804,894
Construction & Engineering 0.1%
Quanta Services, Inc.	11,976	2,126,698
Electrical Equipment 0.5%
AMETEK, Inc.	19,246	2,792,017
Eaton Corp. PLC	33,329	5,862,571
Emerson Electric Co.	47,886	3,719,785
Generac Holdings, Inc.(a)	5,310	578,365
Rockwell Automation, Inc.	9,619	2,679,853
Total		15,632,591
Ground Transportation 0.8%
CSX Corp.	176,191	5,403,778
JB Hunt Transport Services, Inc.	6,955	1,161,276
Norfolk Southern Corp.	19,089	3,973,948
Old Dominion Freight Line, Inc.	7,592	2,356,860
Union Pacific Corp.	51,278	9,872,041
Total		22,767,903
Industrial Conglomerates 0.8%
3M Co.	46,134	4,304,764
General Electric Co.	91,287	9,268,369
Honeywell International, Inc.	55,993	10,728,259
Total		24,301,392
Machinery 1.6%
Caterpillar, Inc.	43,613	8,973,375
Cummins, Inc.	11,842	2,420,623
Deere & Co.	22,662	7,840,599
Dover Corp.	11,709	1,561,161
Fortive Corp.	29,575	1,925,628
IDEX Corp.	6,321	1,258,890
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	23,265	5,088,753
Ingersoll Rand, Inc.	33,935	1,922,757
Nordson Corp.	4,504	981,557
Otis Worldwide Corp.	34,768	2,764,404
PACCAR, Inc.	43,746	3,008,850
Parker-Hannifin Corp.	10,749	3,444,410
Pentair PLC	13,786	764,709
Snap-On, Inc.	4,451	1,107,676
Stanley Black & Decker, Inc.	12,398	929,478
Westinghouse Air Brake Technologies Corp.	15,241	1,411,774
Xylem, Inc.	20,018	2,005,804
Total		47,410,448
Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	10,688	480,212
American Airlines Group, Inc.(a)	54,527	805,909
Delta Air Lines, Inc.(a)	53,739	1,952,338
Southwest Airlines Co.	49,804	1,487,645
United Airlines Holdings, Inc.(a)	27,398	1,300,446
Total		6,026,550
Professional Services 0.7%
Automatic Data Processing, Inc.	34,725	7,257,178
Broadridge Financial Solutions, Inc.	9,863	1,447,099
Ceridian HCM Holding, Inc.(a)	12,894	797,494
Equifax, Inc.	10,266	2,141,693
Jacobs Solutions, Inc.	10,619	1,163,842
Leidos Holdings, Inc.	11,455	894,177
Paychex, Inc.	26,886	2,821,148
Paycom Software, Inc.	4,041	1,132,005
Robert Half International, Inc.	9,026	586,871
Verisk Analytics, Inc.	13,106	2,871,656
Total		21,113,163
Trading Companies & Distributors 0.2%
Fastenal Co.	47,838	2,576,076
United Rentals, Inc.	5,813	1,940,321
W.W. Grainger, Inc.	3,769	2,446,157
Total		6,962,554
Total Industrials		238,699,512

Columbia Large Cap Index Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.8%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	20,743	3,450,391
Cisco Systems, Inc.	344,277	17,100,239
F5, Inc.(a)	5,038	743,508
Juniper Networks, Inc.	27,149	824,515
Motorola Solutions, Inc.	14,012	3,950,263
Total		26,068,916
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	49,831	3,759,749
CDW Corp.	11,346	1,947,995
Corning, Inc.	63,794	1,965,493
Keysight Technologies, Inc.(a)	14,946	2,418,263
TE Connectivity Ltd.	26,520	3,248,170
Teledyne Technologies, Inc.(a)	3,928	1,526,617
Trimble Navigation Ltd.(a)	20,668	964,575
Zebra Technologies Corp., Class A(a)	4,327	1,136,140
Total		16,967,002
IT Services 1.2%
Accenture PLC, Class A	52,775	16,144,928
Akamai Technologies, Inc.(a)	13,178	1,213,957
Cognizant Technology Solutions Corp., Class A	42,656	2,665,574
DXC Technology Co.(a)	19,081	477,597
EPAM Systems, Inc.(a)	4,820	1,236,908
Gartner, Inc.(a)	6,623	2,270,762
International Business Machines Corp.	75,770	9,743,264
VeriSign, Inc.(a)	7,677	1,714,428
Total		35,467,418
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.(a)	135,122	15,972,772
Analog Devices, Inc.	42,477	7,547,738
Applied Materials, Inc.	70,654	9,418,178
Broadcom, Inc.	35,021	28,295,567
Enphase Energy, Inc.(a)	11,391	1,980,667
First Solar, Inc.(a)	8,309	1,686,395
Intel Corp.	346,699	10,900,216
KLA Corp.	11,605	5,140,899
Lam Research Corp.	11,308	6,973,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Microchip Technology, Inc.	45,908	3,455,036
Micron Technology, Inc.	91,445	6,236,549
Monolithic Power Systems, Inc.	3,750	1,837,162
NVIDIA Corp.	206,159	77,998,196
NXP Semiconductors NV	21,717	3,889,515
ON Semiconductor Corp.(a)	36,201	3,026,404
Qorvo, Inc.(a)	8,371	814,163
QUALCOMM, Inc.	93,442	10,597,257
Skyworks Solutions, Inc.	13,323	1,379,064
SolarEdge Technologies, Inc.(a)	4,684	1,334,144
Teradyne, Inc.	13,053	1,307,780
Texas Instruments, Inc.	75,944	13,205,143
Total		212,996,489
Software 10.2%
Adobe, Inc.(a)	38,366	16,028,931
ANSYS, Inc.(a)	7,300	2,362,207
Autodesk, Inc.(a)	18,082	3,605,370
Cadence Design Systems, Inc.(a)	22,989	5,308,390
Fair Isaac Corp.(a)	2,108	1,660,408
Fortinet, Inc.(a)	54,341	3,713,121
Gen Digital, Inc.	47,670	836,132
Intuit, Inc.	23,543	9,867,342
Microsoft Corp.	623,823	204,857,235
Oracle Corp.	128,796	13,644,648
PTC, Inc.(a)	8,920	1,198,848
Roper Technologies, Inc.	8,888	4,037,107
Salesforce, Inc.(a)	83,804	18,720,138
ServiceNow, Inc.(a)	17,012	9,267,797
Synopsys, Inc.(a)	12,773	5,811,204
Tyler Technologies, Inc.(a)	3,490	1,385,391
Total		302,304,269
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	1,246,391	220,922,805
Hewlett Packard Enterprise Co.	107,422	1,549,025
HP, Inc.	72,431	2,104,845
NetApp, Inc.	18,066	1,198,679

8	Columbia Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seagate Technology Holdings PLC	16,093	967,189
Western Digital Corp.(a)	26,761	1,036,454
Total		227,778,997
Total Information Technology		821,583,091
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	18,612	5,009,234
Albemarle Corp.	9,818	1,900,077
Celanese Corp., Class A	8,360	869,607
CF Industries Holdings, Inc.	16,442	1,011,347
Corteva, Inc.	59,738	3,195,386
Dow, Inc.	59,072	2,881,532
DuPont de Nemours, Inc.	38,393	2,579,626
Eastman Chemical Co.	9,956	767,508
Ecolab, Inc.	20,767	3,427,593
FMC Corp.	10,557	1,098,773
International Flavors & Fragrances, Inc.	21,367	1,651,455
Linde PLC	41,276	14,597,670
LyondellBasell Industries NV, Class A	21,285	1,820,719
Mosaic Co. (The)	28,534	911,947
PPG Industries, Inc.	19,696	2,585,888
Sherwin-Williams Co. (The)	19,763	4,501,616
Total		48,809,978
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,203	2,071,002
Vulcan Materials Co.	11,138	2,177,479
Total		4,248,481
Containers & Packaging 0.2%
Amcor PLC	124,515	1,200,325
Avery Dennison Corp.	6,786	1,093,428
Ball Corp.	26,308	1,345,917
International Paper Co.	29,807	877,518
Packaging Corp. of America	7,755	961,853
Sealed Air Corp.	12,123	458,856
WestRock Co.	21,341	597,761
Total		6,535,658
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	119,784	4,113,383
Newmont Corp.	66,519	2,697,346
Nucor Corp.	21,203	2,800,068
Steel Dynamics, Inc.	13,978	1,284,578
Total		10,895,375
Total Materials		70,489,492
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	45,823	914,627
Ventas, Inc.	33,521	1,446,096
Welltower, Inc.	39,599	2,954,481
Total		5,315,204
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	59,922	994,705
Industrial REITs 0.3%
Prologis, Inc.	77,358	9,634,939
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	13,200	1,497,672
Boston Properties, Inc.	11,955	581,850
Total		2,079,522
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	26,478	1,983,731
CoStar Group, Inc.(a)	34,082	2,706,111
Total		4,689,842
Residential REITs 0.3%
AvalonBay Communities, Inc.	11,724	2,039,742
Camden Property Trust	9,230	964,258
Equity Residential	28,543	1,735,414
Essex Property Trust, Inc.	5,414	1,169,749
Invitation Homes, Inc.	48,677	1,649,177
Mid-America Apartment Communities, Inc.	9,678	1,423,247
UDR, Inc.	25,917	1,028,127
Total		10,009,714

Columbia Large Cap Index Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.3%
Federal Realty Investment Trust	6,136	541,195
Kimco Realty Corp.	51,832	952,672
Realty Income Corp.	52,558	3,124,048
Regency Centers Corp.	12,907	726,277
Simon Property Group, Inc.	27,400	2,881,110
Total		8,225,302
Specialized REITs 1.1%
American Tower Corp.	39,020	7,196,849
Crown Castle, Inc.	36,287	4,108,051
Digital Realty Trust, Inc.	24,096	2,468,876
Equinix, Inc.	7,755	5,781,740
Extra Space Storage, Inc.	11,223	1,619,142
Iron Mountain, Inc.	24,363	1,301,472
Public Storage	13,247	3,752,875
SBA Communications Corp.	9,048	2,006,666
VICI Properties, Inc.	84,114	2,601,646
Weyerhaeuser Co.	61,411	1,760,039
Total		32,597,356
Total Real Estate		73,546,584
Utilities 2.6%
Electric Utilities 1.7%
Alliant Energy Corp.	21,037	1,082,564
American Electric Power Co., Inc.	43,064	3,579,480
Constellation Energy Corp.	27,406	2,302,652
Duke Energy Corp.	64,529	5,761,794
Edison International	32,003	2,160,843
Entergy Corp.	17,053	1,674,605
Evergy, Inc.	19,236	1,112,803
Eversource Energy	29,190	2,020,824
Exelon Corp.	83,280	3,302,052
FirstEnergy Corp.	45,520	1,701,993
NextEra Energy, Inc.	166,533	12,233,514
NRG Energy, Inc.	19,307	652,383
PG&E Corp.(a)	134,928	2,285,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	9,482	732,769
PPL Corp.	61,707	1,616,723
Southern Co. (The)	91,236	6,363,711
Xcel Energy, Inc.	45,862	2,994,330
Total		51,578,720
Gas Utilities 0.0%
Atmos Energy Corp.	11,998	1,383,129
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	55,977	1,104,986
Multi-Utilities 0.8%
Ameren Corp.	21,665	1,756,382
CenterPoint Energy, Inc.	52,758	1,488,303
CMS Energy Corp.	24,409	1,415,234
Consolidated Edison, Inc.	29,739	2,774,649
Dominion Energy, Inc.	69,832	3,511,153
DTE Energy Co.	16,236	1,746,994
NiSource, Inc.	34,036	915,228
Public Service Enterprise Group, Inc.	41,814	2,498,386
Sempra Energy	26,342	3,780,867
WEC Energy Group, Inc.	26,435	2,309,097
Total		22,196,293
Water Utilities 0.1%
American Water Works Co., Inc.	16,171	2,335,901
Total Utilities		78,599,029
Total Common Stocks (Cost $831,834,663)		2,929,282,751

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(c),(d)	33,881,214	33,864,274
Total Money Market Funds (Cost $33,866,461)		33,864,274
Total Investments in Securities (Cost: $865,701,124)		2,963,147,025
Other Assets & Liabilities, Net		(4,649,799)
Net Assets		2,958,497,226

At May 31, 2023, securities and/or cash totaling $5,415,540 were pledged as collateral.
10	Columbia Large Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, May 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	157	06/2023	USD	32,895,425	1,375,094	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,056,343	41,843	(22,575)	(441,613)	2,633,998	46,493	11,725	8,825
Columbia Short-Term Cash Fund, 5.241%
	27,372,742	177,217,328	(170,724,017)	(1,779)	33,864,274	(2,214)	487,128	33,881,214
Total	30,429,085			(443,392)	36,498,272	44,279	498,853

(d)	The rate shown is the seven-day current annualized yield at May 31, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Index Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT175_02_N01_(07/23)